Note 6. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Details
Income tax benefit at statutory rate	$ 5,942	$ 505	$ 10,867	$ 0
Change in valuation allowance	$ (5,942)	$ (505)	$ (10,867)	$ 0